UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                          FORM 10-D/A
                        Amendment No. 1


This Form 10-D is being amended to correct the signatory of the Form 10-D filed with the Securities and Exchange Commission on May 8, 2008, Accession No. 0001056404-08-001211. No modifications were made to the Monthly Distribution Report.



                      ASSET-BACKED ISSUER
    DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
              THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 March 26, 2008 to April 25, 2008

 Commission File Number of issuing entity: 333-140247-22

 Bear Stearns Structured Products Inc. Trust 2008-R1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor: 333-140247

 Structured Asset Mortgage Investments II Inc.
 (Exact name of depositor as specified in its charter)

 EMC Mortgage Corporation
 (Exact name of sponsor(s) as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-6760655
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                      21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                       Registered/reporting
                                       pursuant to (check one)

  Title of                             Section  Section   Section  Name of Exchange
  Class                                12(b)    12(g)     15(d)    (If Section 12(b))


  A-1                                  _____    _____     __X___   ____________
  A-2                                  _____    _____     __X___   ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____


 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On April 25, 2008, a distribution was made to holders of the certificates issued by Bear Stearns Structured Products Inc. Trust 2008-R1.

 The distribution report is attached as an Exhibit to this Form 10-D/A. Please see Item 9(b), Exhibit 99.1 for the related information.

 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

       (99.1) Monthly report distributed to holders of the certificates issued by Bear Stearns Structured Products Inc. Trust 2008-R1, relating to the April 25, 2008 distribution.

       (99.2) Monthly report distributed to holders of the certificates issued by Bear Stearns ARM Trust 2007-3, relating to the April 25, 2008 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Structured Asset Mortgage Investments II Inc.

 (Depositor)

 /s/ Michael B. Nierenberg
 Michael B. Nierenberg, Treasurer

 Date: June 10 , 2008


EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of the certificates issued by Bear Stearns Structured Products Inc. Trust 2008-R1, relating to the April 25, 2008 distribution.

EX-99.2 Monthly report distributed to holders of the certificates issued by Bear Stearns ARM Trust 2007-3, relating to the April 25, 2008 distribution.